Fair Value Measurements (Details) - SBA Defined Contribution Plan for Citizens and Farmers Bank (the Plan) - Collective trust funds	12 Months Ended
Dec. 31, 2025 USD ($) D
Fair Value Measurements
Number of days of prior notice for participant transactions	0
Number of days of prior notice for plan sponsor transactions	2
Unfunded commitments | $	$ 0